Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Commitments and Contingencies

Note 6—Commitments and Contingencies

Registration Rights

The holders of the founder shares issued and outstanding on the date of the IPO, as well as the holders of the representative shares, Private Placement Warrants and any warrants the Sponsor, officers, directors or their affiliates may be issued in payment of Working Capital Loans made to the Company (and all underlying securities), will be entitled to registration rights pursuant to an agreement signed on October 12, 2021. The holders of a majority of these securities are entitled to make up to two demands that the Company registers such securities. The holders of the majority of the founder shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these ordinary shares are to be released from escrow. The holders of a majority of the representative shares, Private Placement Warrants and warrants issued to the Sponsor, officers, directors or their affiliates in payment of Working Capital Loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EarlyBirdCapital, Inc. may only make a demand on one occasion and only during the five-year period beginning on the effective date of the registration statement. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital, Inc. may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to an additional 1,500,000 units to cover over-allotments, if any.

On October 14, 2021, the Company paid cash underwriting commissions of 2.0% of the gross proceeds of the IPO, or $2,000,000.

The underwriters are entitled to a deferred underwriting commission of 3.5% of the gross proceeds of the IPO, or $3,500,000, which will be paid from the funds held in the Trust Account upon completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

On October 20, 2021, the underwriters exercised the over-allotment option in full to purchase 1,500,000 Public Units at a purchase price of $10.00 per Public Unit, generating gross proceeds to the Company of $15,000,000 (see Note 4), and were, in aggregate, paid a fixed underwriting discount of $300,000.

Representative Shares

Effective February 23, 2021, the Company issued to EarlyBirdCapital, Inc. and its designees the 200,000 representative shares. The holders of the representative shares have agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of the initial Business Combination. In addition, the holders of the representative shares have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the initial Business Combination within the Combination Period.

The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement pursuant to Rule 5110(e)(1) of the FINRA Manual. Pursuant to FINRA Rule 5110(e)(1), these securities will not be sold during the IPO or sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement or commencement of sales of the IPO, except to any underwriter and selected dealer participating in the IPO and their bona fide officers or partners, provided that all securities so transferred remain subject to the lockup restriction above for the remainder of the time period.

Forward Purchase Agreements

In connection with the consummation of the IPO, the Company entered into contingent forward purchase agreements (the “FPAs”) with certain members of the Sponsor (the “Forward Purchase Investors”), which provided for the purchase by the Forward Purchase Investors of an aggregate of up to 4,500,000 units for total gross proceeds of up to $45,000,000. On March 23, 2022, M&G (ACS) Japan Equity Fund, as managed by M&G Investment Management Limited, and the Company entered into an amended and restated FPA (the “M&G FPA”), pursuant to which the Company will issue and sell to M&G, and M&G committed to purchase, an aggregate of 4,000,000 units of the Company (or at the Company’s option, the ultimate parent company in a Business Combination), at a purchase price of $10.00 per forward purchase unit, or $40,000,000 in the aggregate. Additionally, pursuant to the M&G FPA, M&G agreed to provide up to $10,000,000 of committed capital to the Company in the event that, as of immediately prior to the Closing (as defined below), certain minimum cash conditions are not met after taking into account redemptions by the Company’s shareholders in connection with the Transaction (as defined below) and certain other investments. In exchange for providing the backstop commitment, M&G will receive from the Company (i) an additional amount of ordinary shares in the Company (or at the Company’s option, the ultimate parent company in a Business Combination) equal to the amount of the backstop commitment drawn, divided by $10.00 (rounded to the nearest whole number), and (ii) 500,000 warrants of the Company (or at the Company’s option, the ultimate parent company in a Business Combination). The closing of the M&G FPA will be on the same date and immediately prior to, or simultaneously with, the closing of a Business Combination. These units will be purchased, subject to certain conditions, in a private placement to close immediately prior to, or simultaneously with, the consummation of the Company’s Business Combination. The Company accounted for the FPAs in accordance with the guidance contained in ASC 815-40. Such guidance provides that the FPAs meet the criteria for equity treatment due to no circumstances under which the Company can be forced to net cash settle the FPAs.

As incentives for the FPAs, upon consummation of the IPO, the Forward Purchase Investors received an aggregate of 300,000 membership interests in the Sponsor, with an aggregate fair value of $2,037,000, for no consideration, which were accounted for as offering costs with an offset to additional paid-in capital upon the IPO.

Other than M&G, the other Forward Purchase Investors have elected not to exercise their forward purchase rights in connection with the Business Combination.

Backstop Subscription Agreement

On April 14, 2022, the Company entered into a backstop subscription agreement with Composite Analysis Group, Inc. (“Composite”), pursuant to which Composite has agreed to provide $10,000,000 of committed capital to the Company in the event that, as of immediately prior to the closing of an initial business combination, certain minimum cash conditions are not met after taking into account redemptions by Company shareholders in connection with the business combination and certain other investments. In exchange for providing the Backstop Commitment, the Company will issue and sell to Composite (a) 1,000,000 ordinary shares of the Company at a purchase price of $10.00 per share, and (b) 100,000 warrants of the Company.

The closing of the Composite backstop subscription will be on the same date and immediately prior to, or simultaneously with, the closing of the Business Combination.

Business Combination Agreement

On May 31, 2022, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Freightos Limited, a Cayman Islands exempted company limited by shares (“Freightos”), Freightos Merger Sub I, a Cayman Islands exempted company limited by shares and a direct wholly owned subsidiary of Freightos (“Merger Sub I”), and Freightos Merger Sub II, a Cayman Islands exempted company limited by shares and a direct wholly owned subsidiary of Freightos (“Merger Sub II”), pursuant to which, among other transactions, on the terms and subject to the conditions set forth therein, (i) Merger Sub I will merge with and into the Company (the “First Merger”), with the Company surviving the First Merger as a wholly owned subsidiary of Freightos, and (ii) the Company will merge with and into Merger Sub II (the “Second Merger” and together with the First Merger, collectively, the “Mergers”), with Merger Sub II surviving the Second Merger as a wholly owned subsidiary of Freightos.

The Business Combination

Pursuant to the Business Combination Agreement, at the closing (the “Closing”) of the transactions contemplated thereunder (collectively, the “Transaction”), among other things, (i) each ordinary share of Gesher, par value $0.0001 per share (“Gesher Ordinary Shares”), issued and outstanding immediately prior to the First Merger (and after giving effect to the Unit Separation (as defined below) and any redemptions), will no longer be outstanding and will automatically be converted into the right of the holder thereof to receive one ordinary share of Freightos, par value $0.00001 per share (“Freightos Ordinary Shares”), and (ii) each issued and outstanding warrant of Gesher (“Gesher Warrants”) will be assumed by Freightos and converted into a corresponding warrant exercisable for Freightos Ordinary Shares subject to substantially the same terms and conditions applicable to the Gesher Warrants (“Freightos Warrants”).

Immediately prior to the First Merger, the Gesher Ordinary Shares and the Gesher Warrants comprising each issued and outstanding unit of Gesher (“Gesher Unit”), consisting of one Gesher Ordinary Share and one-half of one Gesher Warrant, will be automatically detached (the “Unit Separation”) and the holder thereof will be deemed to hold one Gesher Ordinary Share and one-half of one Gesher Warrant. No fractional Gesher Warrants will be issued in connection with the Unit Separation such that if a holder of such Gesher Units would be entitled to receive a fractional Gesher Warrant upon such separation, the number of Gesher Warrants to be issued to such holder upon such separation will be rounded down to the nearest whole number of Gesher Warrants.

Immediately prior to the First Merger, Freightos and its shareholders will engage in a recapitalization of its outstanding equity securities (the “Recapitalization”) so that the only outstanding equity securities of Freightos will be Freightos Ordinary Shares and certain options to acquire Freightos Ordinary Shares that will remain outstanding following the Transaction. To effect the Recapitalization, (1) each preferred share of Freightos will automatically convert into Freightos Ordinary Shares in accordance with the Freightos organizational documents, and (2) immediately following such conversion, the Freightos Ordinary Shares will automatically convert into such number of Freightos Ordinary Shares equal to the quotient obtained by dividing 39,000,000 by the sum of (A) the number of Freightos Ordinary Shares then issued and outstanding (including as a result of the aforementioned conversion of each preferred share of Freightos) and (B) without duplication, the number of Freightos Ordinary Shares issuable upon the exercise of all options to acquire Freightos Ordinary Shares that either have vested prior to such time or are to vest pursuant to their terms on or prior to September 30, 2022. Following the Recapitalization, the Freightos Ordinary Shares shall be valued at $10.00 per share such that the total value of all Freightos Ordinary Shares equals $390,000,000, taking into account the options to acquire Freightos Ordinary Shares that either have vested prior to Closing or are to vest pursuant to their terms on or prior to September 30, 2022.

The Business Combination Agreement does not provide for any purchase price adjustments.

The Transaction has been unanimously approved by the boards of directors of both Gesher and Freightos.

Representations and Warranties

The Business Combination Agreement contains representations and warranties of Freightos and its subsidiaries, including Merger Sub I and Merger Sub II, that are customary for transactions of this nature, including with respect to, among other things: (i) corporate organization; (ii) Freightos’ subsidiaries; (iii) capitalization of Freightos and its subsidiaries; (iv) the authorization, performance and enforceability against Freightos of the Business Combination Agreement and the requisite shareholder approval; (v) absence of conflicts, and governmental consents and filings; (vi) compliance with laws, and the existence, effectiveness, and status of necessary licenses and permits; (vii) certain tax matters; (viii) financial statements and absence of changes; (ix) litigation; (x) absence of undisclosed liabilities; (xi) material contracts; (xii) title to and sufficiency of assets; (xiii) real property; (xiv) Freightos’ intellectual property and data protection; (xv) labor relations and employee matters; (xvi) broker’s fees; (xvii) environmental matters; (xviii) insurance; (xix) related party transactions; (xx) supplied information for the Registration Statement on Form F-4 pertaining to the Transaction (the “Registration Statement”) and certain other filings; (xxi) foreign private issuer and emerging growth company status; and (xxii) certain matters related to the PIPE Financing (as defined below).

The Business Combination Agreement contains representations and warranties of Gesher that are customary for transactions of this nature, including with respect to, among other things: (i) corporate organization; (ii) capitalization and voting rights; (iii) Gesher’s subsidiaries; (iv) the authorization, performance, and enforceability against Gesher of the Business Combination Agreement; (v) governmental approvals; (vi) absence of conflicts; (vii) tax matters; (viii) financial statements; (ix) absence of changes; (x) litigation; (xi) broker’s fees; (xii) supplied information for the Registration Statement pertaining to the Transaction and certain other filings; (xiii) the trust account; (xiv) investment company and emerging growth company status; (xv) business activities; (xvi) Nasdaq quotation; (xvii) private placements; and (xviii) related party transactions.

The representations and warranties made in the Business Combination Agreement terminate as of, and will not survive, the Closing. There are no indemnification rights for another party’s breach of any representations and warranties.

Covenants

The Business Combination Agreement contains certain customary covenants by each of the parties during the period between the signing of the Business Combination Agreement and the earlier of the Closing or the termination of the Business Combination Agreement in accordance with its terms (the “Interim Period”), including those relating to: (i) the provision of access to their officers, directors, properties, offices, books and records and similar information by the parties; (ii) the operation of their respective businesses in the ordinary course of business; (iii) the provision of financial statements by Freightos to Gesher; (iv) indemnification of directors and officers and the purchase of tail directors’ and officers’ liability insurance; (v) notice of certain events; (vi) financial statements; (vii) no trading; (viii) Freightos’ efforts to call a meeting of its shareholders to approve the Transaction and related actions; (ix) approval and adoption of an equity plan of Freightos; (x) completion of a reorganization of Freightos’ subsidiaries; (xi) completion of the Recapitalization; (xii) Freightos efforts to obtain approval for listing of the Freightos Ordinary Shares and Freightos Warrants with the Nasdaq Stock Market LLC (“Nasdaq”) prior to the First Merger, (xiii) appointment of the post-Closing board of directors of Freightos; (xiv) amendment of the Freightos organizational documents; (xv) certain filings with the United States Securities and Exchange Commission (the “SEC”); (xvi) efforts to obtain all necessary antitrust approvals; (xvii) the preparation and filing of the Registration Statement by Freightos to register the Freightos Ordinary Shares, the Freightos Warrants and the Freightos Ordinary Shares underlying the Freightos Warrants; (xviii) support of transaction and lockup agreements; (xix) certain tax matters; (xx) shareholder litigation; (xxi) termination of an investor rights agreement; (xxii) efforts to consummate the private placement, forward purchase subscription and backstop arrangements with investors (as described further below, the “Subscriptions”); (xxiii) public announcements; and (xxiv) use of trust account proceeds.

Each party to the Business Combination Agreement also agreed during the Interim Period not to solicit, initiate or knowingly facilitate or assist the making, submission or announcement of or intentionally encourage alternative competing transactions with respect to itself, to notify the others as promptly as practicable (and in any event within two business days) in writing of the receipt of any bona fide inquiries, proposals or offers, requests for information or requests relating to an alternative competing transaction or any requests for non-public information relating to such transaction, and to keep the other party informed of the status of any such inquiries, proposals, offers or requests for information. The parties are also required to cease and terminate discussions regarding alternative transactions that may have been occurring prior to the Interim Period.

The parties to the Business Combination Agreement have agreed that after completion of the Transaction, the board of directors of Freightos shall be comprised of one designee of each of Gesher (Ezra Gardner, Chief Executive Officer of Gesher) and Freightos (Zvi Schreiber, Chief Executive Officer of Freightos), and up to seven directors to be mutually agreed by Gesher and Freightos, each of whom must qualify as independent under the rules of the Nasdaq, regardless of whether such rules are applicable to Freightos.

The covenants and agreements of the parties contained in the Business Combination Agreement do not survive the Closing, except those covenants and agreements to be performed after the Closing, which covenants and agreement will survive until fully performed. There are no indemnification rights for another party’s breach of any covenants.

Conditions to Closing

The Business Combination Agreement contains customary conditions to Closing, including, among other things: (i) receipt of the required approval by the Gesher shareholders; (ii) receipt of the required approval by the Freightos shareholders; (iii) receipt of required regulatory approvals, if any; (iv) the absence of any law or governmental order prohibiting or making illegal the consummation of the Transaction; (v) Gesher having at least $5,000,001 of net tangible assets immediately prior to Closing, or upon the consummation thereof; (vi) effectiveness of the Registration Statement; (vii) the approval for listing of Freightos Ordinary Shares, Freightos Warrants, and the Freightos Ordinary Shares underlying Freightos Warrants to be issued in connection with the Transaction on the Nasdaq, subject only to official notice of issuance thereof; and (viii) completion of the Recapitalization in accordance with the terms of the Business Combination Agreement and Freightos’ organizational documents.

The obligations of Freightos, Merger Sub I and Merger Sub II to consummate the Transaction are also conditioned upon, among other things: (i) the accuracy of the representations and warranties of Gesher (subject to certain materiality standards set forth in the

Business Combination Agreement); (ii) material compliance by Gesher with its pre-Closing covenants; (iii) the absence of any continuing event that has had, or would reasonably be expected to have, individually or in the aggregate, a material adverse effect (a “Gesher Material Adverse Effect”) on (x) the business, assets and liabilities, results of operations or financial condition of Gesher, or (y) Gesher’s ability to consummate the Transaction, subject to customary exceptions; (iv) the funds contained in Gesher’s trust account (after giving effect to the Gesher shareholder redemption), together with the aggregate amount of proceeds from any Subscriptions, equaling or exceeding $80,000,000; and (v) delivery of certain Closing deliverables.

The obligations of Gesher to consummate the Transaction is also conditioned upon, among other things: (i) the accuracy of the representations and warranties of Freightos, Merger Sub I and Merger Sub II (subject to certain materiality standards set forth in the Business Combination Agreement); (ii) material compliance by Freightos, Merger Sub I and Merger Sub II with their respective pre-Closing covenants; (iii) the absence of any continuing event that has had, or would reasonably be expected to have, individually or in the aggregate, a material adverse effect (a “Freightos Material Adverse Effect”) on (x) the business, assets and liabilities of Freightos and its subsidiaries (taken as a whole) or the results of operations or financial condition of Freightos and its subsidiaries (taken as a whole), subject to customary exceptions; or (y) the ability of Freightos and its subsidiaries to consummate the Transaction; (iv) delivery of certain Closing deliverables; and (v) completion of a reorganization of Freightos’ subsidiaries.

Termination

The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including: (i) by mutual written consent of Gesher and Freightos; (ii) by either Gesher or Freightos if a governmental authority has issued an order or taken any other action that has the effect of making the Closing illegal or otherwise preventing or prohibiting the Transaction, and such order or other action has become final and non-appealable; (iii) by Freightos if Gesher holds a meeting of its shareholders to approve the Business Combination Agreement and the related transactions and such approval is not obtained; (iv) by Gesher if Freightos holds a meeting of its shareholders to approve the Business Combination Agreement and related transactions and such approval is not obtained; (v) in the event of the other party’s uncured breach, if such breach would result in the failure of the related Closing condition (and so long as the terminating party is not in material breach of any of its representations, warranties, covenants or agreements under the Business Combination Agreement); (vi) by either Gesher or Freightos if the Closing has not occurred by February 28, 2023, as long as the terminating party’s breach did not cause or result in the failure of the Transaction to close by such date; (vii) by Gesher if there has been a Freightos Material Adverse Effect following the date of the Business Combination Agreement that is continuing; and (viii) by Freightos if there has been a Gesher Material Adverse Effect following the date of the Business Combination Agreement that is continuing.

If the Business Combination Agreement is terminated, all further obligations of the parties under the Business Combination Agreement (except for certain obligations related fees and expenses, trust fund waiver, no recourse, termination and general provisions) will terminate, and no party to the Business Combination Agreement will have any further liability to any other party thereto except for liability for fraud prior to termination. The Business Combination Agreement does not provide for any termination fees.

Trust Account Waiver

Freightos, Merger Sub I and Merger Sub II each agreed that they and their affiliates waived any past, present or future claim of any kind arising out of the Business Combination Agreement against, and any right to access, the trust account for any monies that may be owed to them by Gesher or any of its affiliates for any reason whatsoever.

Governing Law

The Business Combination Agreement is governed by the laws of the State of Delaware; provided, that the statutory and fiduciary duties of the Freightos board of directors, the Gesher board of directors, and the sole director of each of Merger Sub I and Merger Sub II, and the Mergers shall in each case be governed by the laws of the Cayman Islands. The parties are subject to exclusive jurisdiction of the Delaware Court of Chancery and any state appellate court therefrom within the State of Delaware, unless the Delaware Court of Chancery declines to accept jurisdiction over a particular matter, in which case, in any federal court within the State of Delaware.

PIPE Financing

Concurrently with the execution of the Business Combination Agreement, the Company, Freightos and Alshaffafia Trading W.L.L (the “PIPE Investor”), an affiliate of Qatar Airways Group Q.C.S.C. (“Qatar Airways”), entered into a PIPE Subscription

Agreement (the “PIPE Agreement”) pursuant to which the PIPE Investor committed to purchase 1,000,000 Freightos Ordinary Shares at $10.00 per share for an aggregate purchase price of $10,000,000 (the “PIPE Financing”) immediately prior to the Closing. Each of the PIPE Investor and Qatar Airways are shareholders of Freightos. Under the PIPE Agreement the obligations of the parties to consummate the PIPE Financing are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others, (i) all conditions precedent under the Business Combination Agreement having been satisfied or waived, (ii) the accuracy of representations and warranties of Freightos and the Company in the Business Combination Agreement, (iii) Freightos material compliance with covenants and agreements in the PIPE Agreement, (iv) the absence of a legal prohibition on consummating the PIPE Financing, and (v) the approval for listing of Freightos Ordinary Shares on Nasdaq.

Support Agreements

Simultaneously with the execution and delivery of the Business Combination Agreement, Gesher and Freightos entered into Support Agreements (collectively, the “Support Agreements”) with certain shareholders of Freightos (the “Freightos Supporting Shareholders”). Pursuant to the Support Agreements, each Freightos Supporting Shareholder agreed to vote all of such shareholder’s Freightos shares in favor of the Business Combination Agreement and any actions that Freightos proposes in connection with the Transaction and to vote its Freightos shares against any other business combination transaction, any material change in the capitalization or corporate structure of Freightos, or any other action or proposal that would reasonably be expected to prevent, delay or adversely affect the Transaction. The Support Agreements prevent transfers of the Freightos shares held by the Freightos Supporting Shareholders between the date of the Support Agreement and the Closing, except for certain permitted transfers where the recipients also agree to comply with the Support Agreement.

Lock-Up Agreements

Simultaneously with the execution and delivery of the Business Combination Agreement, certain members of the Sponsor (the “Sponsor Holders”) entered into a Lock-Up Agreement with Freightos, the Company and Sponsor (collectively, the “Sponsor Lock-Up Agreements”). Pursuant to the Sponsor Lock-Up Agreements, each Sponsor Holder agreed not to sell, hypothecate, pledge, hedge, grant any option to purchase or otherwise dispose of, directly or indirectly, establish or increase certain derivative provisions with respect to the Restricted Securities (as defined below), or transfer economic ownership of the Restricted Securities, or make a public announcement of the intention to effect any such transaction (collectively, “Transfer”) any Freightos Ordinary Shares, Freightos Warrants, or any Freightos Ordinary Shares issuable in respect of Freightos Warrants (collectively, the “Restricted Securities”) received by Sponsor and attributable to such Sponsor Holder, from and after the Closing until the 36 month anniversary (such period, the “Sponsor Lock-Up Period”) of the date on which Closing occurs (the “Sponsor Lock-Up Restrictions”). However, (i) at each nine month anniversary of the Closing date, 25% of the Restricted Securities attributable to each Sponsor Holder will cease to be deemed Restricted Securities and (ii) if prior to the end of the Sponsor Lock-Up Period, a Change of Control (as defined in the Sponsor Lock-Up Agreements) of Freightos occurs, then all of the then-Restricted Securities will cease to be deemed Restricted Securities. When Restricted Securities cease to be Restricted Securities, such released securities may be Transferred without regard to the Sponsor Lock-Up Restrictions.

Note 6—Commitments and Contingencies

Registration Rights

The holders of the founder shares issued and outstanding on the date of the IPO, as well as the holders of the representative shares, Private Placement Warrants and any warrants the Sponsor, officers, directors or their affiliates may be issued in payment of Working Capital Loans made to the Company (and all underlying securities), will be entitled to registration rights pursuant to an agreement signed on October 12, 2021. The holders of a majority of these securities are entitled to make up to two demands that the Company registers such securities. The holders of the majority of the founder shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these ordinary shares are to be released from escrow. The holders of a majority of the representative shares, Private Placement Warrants and warrants issued to the Sponsor, officers, directors or their affiliates in payment of Working Capital Loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EarlyBirdCapital, Inc. may only make a demand on one occasion and only during the five-year period beginning on the effective date of the registration statement. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital, Inc. may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to an additional 1,500,000 units to cover over-allotments, if any.

On October 14, 2021, the Company paid cash underwriting commissions of 2.0% of the gross proceeds of the IPO, or $2,000,000.

The underwriters are entitled to a deferred underwriting commission of 3.5% of the gross proceeds of the IPO, or $3,500,000, which will be paid from the funds held in the Trust Account upon completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

On October 20, 2021, the underwriters exercised the over-allotment option in full to purchase 1,500,000 Public Units at a purchase price of $10.00 per Public Unit, generating gross proceeds to the Company of $15,000,000 (see Note 3), and were, in aggregate, paid a fixed underwriting discount of $300,000.

Representative Shares

Effective February 23, 2021, the Company issued to EarlyBirdCapital, Inc. and its designees the 200,000 representative shares. The holders of the representative shares have agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of the initial Business Combination. In addition, the holders of the representative shares have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the initial Business Combination within the Combination Period.

The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement pursuant to Rule 5110(e)(1) of the FINRA Manual. Pursuant to FINRA Rule 5110(e)(1), these securities will not be sold during the IPO or sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement or commencement of sales of the IPO, except to any underwriter and selected dealer participating in the IPO and their bona fide officers or partners, provided that all securities so transferred remain subject to the lockup restriction above for the remainder of the time period.

Forward Purchase Agreements

In connection with the consummation of the IPO, the Company entered into contingent forward purchase agreements (the “FPAs”) with certain members of the Sponsor (the “Forward Purchase Investors”), which provided for the purchase by the Forward

Purchase Investors of an aggregate of up to 4,500,000 units for total gross proceeds of up to $45,000,000. On March 23, 2022, M&G (ACS) Japan Equity Fund, as managed by M&G Investment Management Limited, and the Company entered into an amended and restated FPA (the “M&G FPA”), pursuant to which the Company will issue and sell to M&G, and M&G committed to purchase, an aggregate of 4,000,000 units of the Company (or at the Company’s option, the ultimate parent company in a Business Combination), at a purchase price of $10.00 per forward purchase unit, or $40,000,000 in the aggregate. Additionally, pursuant to the M&G FPA, M&G agreed to provide up to $10,000,000 of committed capital to the Company in the event that, as of immediately prior to the Closing (as defined below), certain minimum cash conditions are not met after taking into account redemptions by the Company’s shareholders in connection with the Transaction (as defined below) and certain other investments. In exchange for providing the backstop commitment, M&G will receive from the Company (i) an additional amount of ordinary shares in the Company (or at the Company’s option, the ultimate parent company in a Business Combination) equal to the amount of the backstop commitment drawn, divided by $10.00 (rounded to the nearest whole number), and (ii) 500,000 warrants of the Company (or at the Company’s option, the ultimate parent company in a Business Combination). The closing of the M&G FPA will be on the same date and immediately prior to, or simultaneously with, the closing of a Business Combination. These units will be purchased, subject to certain conditions, in a private placement to close immediately prior to, or simultaneously with, the consummation of the Company’s Business Combination. The Company accounted for the FPAs in accordance with the guidance contained in ASC 815-40. Such guidance provides that the FPAs meet the criteria for equity treatment due to no circumstances under which the Company can be forced to net cash settle the FPAs.

As incentives for the FPAs, upon consummation of the IPO, the Forward Purchase Investors received an aggregate of 300,000 membership interests in the Sponsor, with an aggregate fair value of $2,037,000, for no consideration, which were accounted for as offering costs with an offset to additional paid-in capital upon the IPO.

Other than M&G, the other Forward Purchase Investors have elected not to exercise their forward purchase rights in connection with the Business Combination.

Backstop Subscription Agreement

On April 14, 2022, the Company entered into a backstop subscription agreement with Composite Analysis Group, Inc. (“Composite”), pursuant to which Composite has agreed to provide $10,000,000 of committed capital to the Company in the event that, as of immediately prior to the closing of an initial business combination, certain minimum cash conditions are not met after taking into account redemptions by Company shareholders in connection with the business combination and certain other investments. In exchange for providing the Backstop Commitment, the Company will issue and sell to Composite (a) 1,000,000 ordinary shares of the Company at a purchase price of $10.00 per share, and (b) 100,000 warrants of the Company.

The closing of the Composite backstop subscription will be on the same date and immediately prior to, or simultaneously with, the closing of the Business Combination.

Business Combination Agreement

On May 31, 2022, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Freightos Limited, a Cayman Islands exempted company limited by shares (“Freightos”), Freightos Merger Sub I, a Cayman Islands exempted company limited by shares and a direct wholly owned subsidiary of Freightos (“Merger Sub I”), and Freightos Merger Sub II, a Cayman Islands exempted company limited by shares and a direct wholly owned subsidiary of Freightos (“Merger Sub II”), pursuant to which, among other transactions, on the terms and subject to the conditions set forth therein, (i) Merger Sub I will merge with and into the Company (the “First Merger”), with the Company surviving the First Merger as a wholly owned subsidiary of Freightos, and (ii) the Company will merge with and into Merger Sub II (the “Second Merger” and together with the First Merger, collectively, the “Mergers”), with Merger Sub II surviving the Second Merger as a wholly owned subsidiary of Freightos.

The Business Combination

Pursuant to the Business Combination Agreement, at the closing (the “Closing”) of the transactions contemplated thereunder (collectively, the “Transaction”), among other things, (i) each ordinary share of Gesher, par value $0.0001 per share (“Gesher Ordinary Shares”), issued and outstanding immediately prior to the First Merger (and after giving effect to the Unit Separation (as defined below) and any redemptions), will no longer be outstanding and will automatically be converted into the right of the holder thereof to receive one ordinary share of Freightos, par value $0.00001 per share (“Freightos Ordinary Shares”), and (ii) each issued and outstanding warrant of Gesher (“Gesher Warrants”) will be assumed by Freightos and converted into a corresponding warrant exercisable for Freightos Ordinary Shares subject to substantially the same terms and conditions applicable to the Gesher Warrants (“Freightos Warrants”).

Immediately prior to the First Merger, the Gesher Ordinary Shares and the Gesher Warrants comprising each issued and outstanding unit of Gesher (“Gesher Unit”), consisting of one Gesher Ordinary Share and one-half of one Gesher Warrant, will be automatically detached (the “Unit Separation”) and the holder thereof will be deemed to hold one Gesher Ordinary Share and one-half of one Gesher Warrant. No fractional Gesher Warrants will be issued in connection with the Unit Separation such that if a holder of such Gesher Units would be entitled to receive a fractional Gesher Warrant upon such separation, the number of Gesher Warrants to be issued to such holder upon such separation will be rounded down to the nearest whole number of Gesher Warrants.

Immediately prior to the First Merger, Freightos and its shareholders will engage in a recapitalization of its outstanding equity securities (the “Recapitalization”) so that the only outstanding equity securities of Freightos will be Freightos Ordinary Shares and certain options to acquire Freightos Ordinary Shares that will remain outstanding following the Transaction. To effect the Recapitalization, (1) each preferred share of Freightos will automatically convert into Freightos Ordinary Shares in accordance with the Freightos organizational documents, and (2) immediately following such conversion, the Freightos Ordinary Shares will automatically convert into such number of Freightos Ordinary Shares equal to the quotient obtained by dividing 39,000,000 by the sum of (A) the number of Freightos Ordinary Shares then issued and outstanding (including as a result of the aforementioned conversion of each preferred share of Freightos) and (B) without duplication, the number of Freightos Ordinary Shares issuable upon the exercise of all options to acquire Freightos Ordinary Shares that either have vested prior to such time or are to vest pursuant to their terms on or prior to September 30, 2022. Following the Recapitalization, the Freightos Ordinary Shares shall be valued at $10.00 per share such that the total value of all Freightos Ordinary Shares equals $390,000,000, taking into account the options to acquire Freightos Ordinary Shares that either have vested prior to Closing or are to vest pursuant to their terms on or prior to September 30, 2022.

The Business Combination Agreement does not provide for any purchase price adjustments.

The Transaction has been unanimously approved by the boards of directors of both Gesher and Freightos.

Representations and Warranties

The Business Combination Agreement contains representations and warranties of Freightos and its subsidiaries, including Merger Sub I and Merger Sub II, that are customary for transactions of this nature, including with respect to, among other things: (i) corporate organization; (ii) Freightos’ subsidiaries; (iii) capitalization of Freightos and its subsidiaries; (iv) the authorization, performance and enforceability against Freightos of the Business Combination Agreement and the requisite shareholder approval; (v) absence of conflicts, and governmental consents and filings; (vi) compliance with laws, and the existence, effectiveness, and status of necessary licenses and permits; (vii) certain tax matters; (viii) financial statements and absence of changes; (ix) litigation; (x) absence of undisclosed liabilities; (xi) material contracts; (xii) title to and sufficiency of assets; (xiii) real property; (xiv) Freightos’ intellectual property and data protection; (xv) labor relations and employee matters; (xvi) broker’s fees; (xvii) environmental matters; (xviii) insurance; (xix) related party transactions; (xx) supplied information for the Registration Statement on Form F-4 pertaining to the Transaction (the “Registration Statement”) and certain other filings; (xxi) foreign private issuer and emerging growth company status; and (xxii) certain matters related to the PIPE Financing (as defined below).

The Business Combination Agreement contains representations and warranties of Gesher that are customary for transactions of this nature, including with respect to, among other things: (i) corporate organization; (ii) capitalization and voting rights; (iii) Gesher’s subsidiaries; (iv) the authorization, performance, and enforceability against Gesher of the Business Combination Agreement; (v) governmental approvals; (vi) absence of conflicts; (vii) tax matters; (viii) financial statements; (ix) absence of changes; (x) litigation; (xi) broker’s fees; (xii) supplied information for the Registration Statement pertaining to the Transaction and certain other filings; (xiii) the trust account; (xiv) investment company and emerging growth company status; (xv) business activities; (xvi) Nasdaq quotation; (xvii) private placements; and (xviii) related party transactions.

The representations and warranties made in the Business Combination Agreement terminate as of, and will not survive, the Closing. There are no indemnification rights for another party’s breach of any representations and warranties.

Covenants

The Business Combination Agreement contains certain customary covenants by each of the parties during the period between the signing of the Business Combination Agreement and the earlier of the Closing or the termination of the Business Combination Agreement in accordance with its terms (the “Interim Period”), including those relating to: (i) the provision of access to their officers, directors, properties, offices, books and records and similar information by the parties; (ii) the operation of their respective businesses in the ordinary course of business; (iii) the provision of financial statements by Freightos to Gesher; (iv) indemnification of directors and officers and the purchase of tail directors’ and officers’ liability insurance; (v) notice of certain events; (vi) financial statements; (vii) no trading; (viii) Freightos’ efforts to call a meeting of its shareholders to approve the Transaction and related actions; (ix) approval and adoption of an equity plan of Freightos; (x) completion of a reorganization of Freightos’ subsidiaries; (xi) completion of the Recapitalization; (xii) Freightos efforts to obtain approval for listing of the Freightos Ordinary Shares and Freightos Warrants with the Nasdaq Stock Market LLC (“Nasdaq”) prior to the First Merger, (xiii) appointment of the post-Closing board of directors of Freightos; (xiv) amendment of the Freightos organizational documents; (xv) certain filings with the United States Securities and Exchange Commission (the “SEC”); (xvi) efforts to obtain all necessary antitrust approvals; (xvii) the preparation and filing of the Registration Statement by Freightos to register the Freightos Ordinary Shares, the Freightos Warrants and the Freightos Ordinary Shares underlying the Freightos Warrants; (xviii) support of transaction and lockup agreements; (xix) certain tax matters; (xx) shareholder litigation; (xxi) termination of an investor rights agreement; (xxii) efforts to consummate the private placement, forward purchase subscription and backstop arrangements with investors (as described further below, the “Subscriptions”); (xxiii) public announcements; and (xxiv) use of trust account proceeds.

Each party to the Business Combination Agreement also agreed during the Interim Period not to solicit, initiate or knowingly facilitate or assist the making, submission or announcement of or intentionally encourage alternative competing transactions with respect to itself, to notify the others as promptly as practicable (and in any event within two business days) in writing of the receipt of any bona fide inquiries, proposals or offers, requests for information or requests relating to an alternative competing transaction or any requests for non-public information relating to such transaction, and to keep the other party informed of the status of any such inquiries, proposals, offers or requests for information. The parties are also required to cease and terminate discussions regarding alternative transactions that may have been occurring prior to the Interim Period.

The parties to the Business Combination Agreement have agreed that after completion of the Transaction, the board of directors of Freightos shall be comprised of one designee of each of Gesher (Ezra Gardner, Chief Executive Officer of Gesher) and Freightos (Zvi Schreiber, Chief Executive Officer of Freightos), and up to seven directors to be mutually agreed by Gesher and Freightos, each of whom must qualify as independent under the rules of the Nasdaq, regardless of whether such rules are applicable to Freightos.

The covenants and agreements of the parties contained in the Business Combination Agreement do not survive the Closing, except those covenants and agreements to be performed after the Closing, which covenants and agreement will survive until fully performed. There are no indemnification rights for another party’s breach of any covenants.

Conditions to Closing

The Business Combination Agreement contains customary conditions to Closing, including, among other things: (i) receipt of the required approval by the Gesher shareholders; (ii) receipt of the required approval by the Freightos shareholders; (iii) receipt of required regulatory approvals, if any; (iv) the absence of any law or governmental order prohibiting or making illegal the consummation of the Transaction; (v) Gesher having at least $5,000,001 of net tangible assets immediately prior to Closing, or upon the consummation thereof; (vi) effectiveness of the Registration Statement; (vii) the approval for listing of Freightos Ordinary Shares, Freightos Warrants, and the Freightos Ordinary Shares underlying Freightos Warrants to be issued in connection with the Transaction on the Nasdaq, subject only to official notice of issuance thereof; and (viii) completion of the Recapitalization in accordance with the terms of the Business Combination Agreement and Freightos’ organizational documents.

The obligations of Freightos, Merger Sub I and Merger Sub II to consummate the Transaction are also conditioned upon, among other things: (i) the accuracy of the representations and warranties of Gesher (subject to certain materiality standards set forth in the Business Combination Agreement); (ii) material compliance by Gesher with its pre-Closing covenants; (iii) the absence of any continuing event that has had, or would reasonably be expected to have, individually or in the aggregate, a material adverse effect (a “Gesher Material Adverse Effect”) on (x) the business, assets and liabilities, results of operations or financial condition of Gesher, or (y) Gesher’s ability to consummate the Transaction, subject to customary exceptions; (iv) the funds contained in Gesher’s trust account (after giving effect to the Gesher shareholder redemption), together with the aggregate amount of proceeds from any Subscriptions, equaling or exceeding $80,000,000; and (v) delivery of certain Closing deliverables.

The obligations of Gesher to consummate the Transaction is also conditioned upon, among other things: (i) the accuracy of the representations and warranties of Freightos, Merger Sub I and Merger Sub II (subject to certain materiality standards set forth in the Business Combination Agreement); (ii) material compliance by Freightos, Merger Sub I and Merger Sub II with their respective pre-Closing covenants; (iii) the absence of any continuing event that has had, or would reasonably be expected to have, individually or in the aggregate, a material adverse effect (a “Freightos Material Adverse Effect”) on (x) the business, assets and liabilities of Freightos and its subsidiaries (taken as a whole) or the results of operations or financial condition of Freightos and its subsidiaries (taken as a whole), subject to customary exceptions; or (y) the ability of Freightos and its subsidiaries to consummate the Transaction; (iv) delivery of certain Closing deliverables; and (v) completion of a reorganization of Freightos’ subsidiaries.

Termination

The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including: (i) by mutual written consent of Gesher and Freightos; (ii) by either Gesher or Freightos if a governmental authority has issued an order or taken any other action that has the effect of making the Closing illegal or otherwise preventing or prohibiting the Transaction, and such order or other action has become final and non-appealable; (iii) by Freightos if Gesher holds a meeting of its shareholders to approve the Business Combination Agreement and the related transactions and such approval is not obtained; (iv) by Gesher if Freightos holds a meeting of its shareholders to approve the Business Combination Agreement and related transactions and such approval is not obtained; (v) in the event of the other party’s uncured breach, if such breach would result in the failure of the related Closing condition (and so long as the terminating party is not in material breach of any of its representations, warranties, covenants or agreements under the Business Combination Agreement); (vi) by either Gesher or Freightos if the Closing has not occurred by February 28, 2023, as long as the terminating party’s breach did not cause or result in the failure of the Transaction to close by such date; (vii) by Gesher if there has been a Freightos Material Adverse Effect following the date of the Business Combination Agreement that is continuing; and (viii) by Freightos if there has been a Gesher Material Adverse Effect following the date of the Business Combination Agreement that is continuing.

If the Business Combination Agreement is terminated, all further obligations of the parties under the Business Combination Agreement (except for certain obligations related fees and expenses, trust fund waiver, no recourse, termination and general provisions) will terminate, and no party to the Business Combination Agreement will have any further liability to any other party thereto except for liability for fraud prior to termination. The Business Combination Agreement does not provide for any termination fees.

Trust Account Waiver

Freightos, Merger Sub I and Merger Sub II each agreed that they and their affiliates waived any past, present or future claim of any kind arising out of the Business Combination Agreement against, and any right to access, the trust account for any monies that may be owed to them by Gesher or any of its affiliates for any reason whatsoever.

Governing Law

The Business Combination Agreement is governed by the laws of the State of Delaware; provided, that the statutory and fiduciary duties of the Freightos board of directors, the Gesher board of directors, and the sole director of each of Merger Sub I and Merger Sub II, and the Mergers shall in each case be governed by the laws of the Cayman Islands. The parties are subject to exclusive jurisdiction of the Delaware Court of Chancery and any state appellate court therefrom within the State of Delaware, unless the Delaware Court of Chancery declines to accept jurisdiction over a particular matter, in which case, in any federal court within the State of Delaware.

PIPE Financing

Concurrently with the execution of the Business Combination Agreement, the Company, Freightos and Alshaffafia Trading W.L.L (the “PIPE Investor”), an affiliate of Qatar Airways Group Q.C.S.C. (“Qatar Airways”), entered into a PIPE Subscription Agreement (the “PIPE Agreement”) pursuant to which the PIPE Investor committed to purchase 1,000,000 Freightos Ordinary Shares at $10.00 per share for an aggregate purchase price of $10,000,000 (the “PIPE Financing”) immediately prior to the Closing. Each of the PIPE Investor and Qatar Airways are shareholders of Freightos. Under the PIPE Agreement the obligations of the parties to consummate the PIPE Financing are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others, (i) all conditions precedent under the Business Combination Agreement having been satisfied or waived, (ii) the accuracy of representations and warranties of Freightos and the Company in the Business Combination Agreement,

(iii) Freightos material compliance with covenants and agreements in the PIPE Agreement, (iv) the absence of a legal prohibition on consummating the PIPE Financing, and (v) the approval for listing of Freightos Ordinary Shares on Nasdaq.

Support Agreements

Simultaneously with the execution and delivery of the Business Combination Agreement, Gesher and Freightos entered into Support Agreements (collectively, the “Support Agreements”) with certain shareholders of Freightos (the “Freightos Supporting Shareholders”). Pursuant to the Support Agreements, each Freightos Supporting Shareholder agreed to vote all of such shareholder’s Freightos shares in favor of the Business Combination Agreement and any actions that Freightos proposes in connection with the Transaction and to vote its Freightos shares against any other business combination transaction, any material change in the capitalization or corporate structure of Freightos, or any other action or proposal that would reasonably be expected to prevent, delay or adversely affect the Transaction. The Support Agreements prevent transfers of the Freightos shares held by the Freightos Supporting Shareholders between the date of the Support Agreement and the Closing, except for certain permitted transfers where the recipients also agree to comply with the Support Agreement.

Lock-Up Agreements

Simultaneously with the execution and delivery of the Business Combination Agreement, certain members of the Sponsor (the “Sponsor Holders”) entered into a Lock-Up Agreement with Freightos, the Company and Sponsor (collectively, the “Sponsor Lock-Up Agreements”). Pursuant to the Sponsor Lock-Up Agreements, each Sponsor Holder agreed not to sell, hypothecate, pledge, hedge, grant any option to purchase or otherwise dispose of, directly or indirectly, establish or increase certain derivative provisions with respect to the Restricted Securities (as defined below), or transfer economic ownership of the Restricted Securities, or make a public announcement of the intention to effect any such transaction (collectively, “Transfer”) any Freightos Ordinary Shares, Freightos Warrants, or any Freightos Ordinary Shares issuable in respect of Freightos Warrants (collectively, the “Restricted Securities”) received by Sponsor and attributable to such Sponsor Holder, from and after the Closing until the 36 month anniversary (such period, the “Sponsor Lock-Up Period”) of the date on which Closing occurs (the “Sponsor Lock-Up Restrictions”). However, (i) at each nine month anniversary of the Closing date, 25% of the Restricted Securities attributable to each Sponsor Holder will cease to be deemed Restricted Securities and (ii) if prior to the end of the Sponsor Lock-Up Period, a Change of Control (as defined in the Sponsor Lock-Up Agreements) of Freightos occurs, then all of the then-Restricted Securities will cease to be deemed Restricted Securities. When Restricted Securities cease to be Restricted Securities, such released securities may be Transferred without regard to the Sponsor Lock-Up Restrictions.